oMS STK SAI 2

                         SUPPLEMENT DATED AUGUST 3, 1998
                   TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                        FRANKLIN MUTUAL SERIES FUND INC.
                                DATED MAY 1, 1998

The Statement of Additional Information is amended as follows:

I.  The  section  "Nonfundamental   Policies,"  found  under  "Restrictions  and
Limitations," is deleted in its entirety.

II. The following replaces the Class I performance figures under "How Do the Funds Measure Performance? - Total Return." The figures below have been restated to reflect the funds' current, maximum 5.75% initial sales charge.

The average annual total return for the indicated periods ended December 31, 1997, was as follows:

CLASS I                    1 YEAR   5 YEARS  10 YEARS
-----------------------------------------------------

Mutual Shares .........     18.77%   18.54%   16.62%
Qualified .............     17.28%   18.46%   16.61%
Beacon ................     15.49%   17.99%   16.47%
Discovery* ............     15.41%   21.13%   N/A
European** ............     15.69%   N/A      N/A
Financial Services*** .     N/A      N/A      N/A

*Discovery commenced operations on December 31, 1992. The average annual return from inception was 21.13%.
**European commenced operations on July 3, 1996. The average annual return from inception was 20.65%.
***Financial Services commenced operations on August 19, 1997.

The cumulative total return for the indicated periods ended December 31, 1997, was as follows:

CLASS I                    1 YEAR    5 YEARS   10 YEARS
-------------------------------------------------------

Mutual Shares .........     18.77%   134.04%   365.31%
Qualified .............     17.28%   133.30%   364.93%
Beacon ................     15.49%   128.64%   359.52%
Discovery* ............     15.41%   160.74%   N/A
European** ............     15.69%   N/A       N/A
Financial Services*** .     N/A      N/A       N/A

*Discovery commenced operations on December 31, 1992. The cumulative total return from inception was 160.74%.
**European commenced operations on July 3, 1996. The cumulative total return from inception was 32.39%.
***Financial Services commenced operations on August 19, 1997. The cumulative total return from inception was 16.81%.

III. The following replaces the definition of "Offering Price" under the section "Useful Terms and Definitions":

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II.

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                 Please keep this supplement for future reference.